Total
(John Hancock Retirement Income 2040 - Classes A and I) | (John Hancock Retirement Income 2040 Fund)
INVESTMENT OBJECTIVE
To maintain and maximize regular cash distributions through December 2040 and to grow such distributions over time.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred sales charge (CDSC) waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). Although the fund does not impose any sales charges on Class I shares, you may pay commissions to your broker on your purchases and sales of Class I shares, which are not reflected in the table and example below. More information about these and other discounts is available from your financial representative and on pages 19 to 21 of the prospectus under "Sales charge reductions and waivers" or pages 100 to 103 of the fund's Statement of Additional Information under "Sales Charges on Class A, Class B, and Class C Shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees - - (John Hancock Retirement Income 2040 Fund) - USD ($)	Class A		Class I
Maximum front-end sales charge (load) on purchases, as a % of purchase price	4.00%		none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	none
Small account fee (for fund account balances under $1,000) ($)	$ 20		none
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - (John Hancock Retirement Income 2040 Fund)		Class A	Class I
Management fee		0.40%	0.40%
Distribution and service (Rule 12b-1) fees		0.30%	none
Other expenses	[1]	0.57%	0.57%
Acquired fund fees and expenses	[2]	0.11%	0.11%
Total annual fund operating expenses		1.38%	1.08%
[1]	"Other expenses," such as expected transfer agency expenses, have been estimated for the first year of operations of the fund's Class A and Class I shares.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (John Hancock Retirement Income 2040 Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	535	819	1,125	1,991
Class I	110	343	595	1,317

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the fund invests in one or more underlying funds and other investments according to a "spend-down" (self-liquidating) distribution strategy designed to provide shareholders with regular cash distributions through December 2040. Distributions may include income, capital gains, and a return of capital. The fund anticipates that such distributions will be made on a quarterly basis, but the fund may increase or decrease distribution frequency in the future.
The fund may allocate investments among asset classes including, but not limited to, equity, fixed-income, and cash and cash equivalents (including money market funds), as well as underlying funds that invest in such securities. The fund may invest in securities of domestic and foreign issuers of any market capitalization. The fund's asset allocation strategy is designed to accommodate the fund's investment objective of maintaining and potentially increasing cash distributions through December 2040. The fund is not a traditional target date fund, in that it does not seek total return driven by a target retirement date. Rather, the manager uses a quantitative liability-driven investment (LDI) approach that seeks to manage duration and balance investment risk and return while providing distribution payments through December 2040. The fund's investment allocations may vary. The fund may focus its investments in a particular sector or sectors of the economy.
The fund expects to allocate its assets broadly in its earlier years of operation. The manager intends to hold significant exposures to investment-grade fixed-income securities, combined with a smaller weighting of equity investments.
The fund intends to gain exposure to fixed-income investments with a wide range of durations. The fund anticipates that the average duration of fixed-income holdings across the portfolio will be longer initially than it will be as the fund approaches its investment horizon, with average duration decreasing over time. The fund typically will have a greater exposure to fixed-income securities than to equity securities, although these allocations are not static and may be changed at the manager's discretion. The fund's exposure to equity securities is designed to provide growth of capital, which may result in increased distributions over time. The fund may be exclusively or nearly exclusively exposed to fixed-income securities or cash and cash equivalents as it nears its investment horizon.
The fund does not guarantee that any particular level of distributions will be maintained until December 2040. The target distribution amount per share for the fund's scheduled distributions will be determined in advance based on considerations including fund performance and market conditions, although it may vary from year to year or more frequently at the manager's discretion. While the fund seeks to generate a stable distribution with potential periodic increases over time, distribution amounts are not fixed and may not be the same for each distribution. In addition, the fund's net assets are expected to decline over the life of the fund, with all or substantially all of the fund's assets being distributed by December 2040.
The fund anticipates that distributions will consist primarily of investment income, short-term and/or long-term capital gains, and return of capital. The portion of distributions treated as a return of capital for tax purposes may increase over time, particularly as the fund nears its investment horizon. A return of capital is the return of all or a portion of a shareholder's investment in the fund. The fund may make one or more additional distributions annually consisting wholly or in part of realized capital gains, consistent with applicable law, to satisfy the requirements for eligibility as a regulated investment company that is accorded special tax treatment under the Internal Revenue Code of 1986, as amended, (the "Code") and to reduce or eliminate tax at the fund-level. For the strategy to work as intended, any such additional distribution should be reinvested in the fund. For more information about the fund's distribution policies, see "Dividends and Account Policies" on pages 32 to 33 of this prospectus.
The fund may engage in derivative transactions, including foreign currency forward contracts, futures contracts, swaps, and options, to reduce risk, obtain efficient market exposure, and/or enhance investment returns.

PRINCIPAL RISKS
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.
During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.
The fund's main risks are listed below in alphabetical order, not in order of importance. Before investing, be sure to read the additional descriptions of these risks beginning on page 8 of the prospectus.
Changing distribution levels risk. The fund may cease or reduce the level of its distribution or make a greater return of capital if income or dividends paid from its investments declines.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund's securities could affect the fund's performance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund may utilize include: foreign currency forward contracts, futures contracts, swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.
Investment company securities risk. Underlying fund fees and expenses associated with investments in other investment companies are borne by fund shareholders.
Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Quantitative modeling risk. Quantitative models may not accurately predict future market movements or characteristics, which may negatively impact performance. Models also may perform differently than expected due to implementation problems, technological malfunction, or programming or data inaccuracies, among other possible issues.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.
Spend-down risk. The fund is designed for investors in retirement who intend to spend down their holdings in the fund. However, the fund is not a complete retirement program, there is no guarantee that the fund will provide sufficient retirement income, and the target distribution amount per share may vary. The fund's distributions are expected to result in a significant reduction in fund assets over time, which could result in an increase to the fund's expense ratio as fixed fund expenses are spread over a smaller asset base.
The fund is not a traditional target date fund and the fund's risk profile may be more or less aggressive from year to year or compared to any given time. Your risk tolerance may change over time and the manager may change the fund's long-term risk and return target for various reasons, including, but not limited to, in response to fund performance. For example, to the extent the fund underperforms (or outperforms) the long term risk and return target for a given year, it may lead to a decrease (or increase) in the target distribution rate or an increase (or decrease) in the long-term risk and return target in subsequent years.
Because the manager anticipates setting the target distribution amount periodically, it may not reflect any subsequent changes to the assumptions upon which it is calculated, including changes in the manager's assumptions regarding future market performance. The manager may modify the target distribution amount during the year at its discretion.
The fund's distributions are expected to include a return of capital to shareholders, and the fund expects that the amount of assets available for investment by the fund will decrease over time.
An investment in the fund could lose money over any time horizon because the fund allocates assets across different asset classes and investments with different risk and return characteristics.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time, or 888-972-8696 (Class I) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
A note on performance
Class R6 shares commenced operations on July 6, 2017. Because Class A and Class I shares had not commenced operations as of the date of this prospectus, the returns shown are those of Class R6 shares, except that they include sales charges. Returns for Class A and Class I shares would have been substantially similar to returns of Class R6 shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different. To the extent expenses of a class would have been higher than expenses of Class R6 shares for the periods shown, performance would have been lower.
Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)

Year-to-date total return. The fund's total return for the three months ended March 31, 2020, was 1.42%. Best quarter: Q1 '19, 6.15% Worst quarter: Q4 '18, –2.37%
Average annual total returns (%)—as of 12/31/19
Average Annual Total Returns - (John Hancock Retirement Income 2040 Fund) -	1 Year	Since inception	Inception Date
Class A	10.53%	4.21%	Jul. 06, 2017
Class A | after tax on distributions	8.63%	2.30%	Jul. 06, 2017
Class A | after tax on distributions, with sale	6.69%	2.61%	Jul. 06, 2017
Class I	15.15%	5.93%	Jul. 06, 2017
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.98%	Jul. 06, 2017